CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS.
CASH AND CASH EQUIVALENTS

4 – CASH AND CASH EQUIVALENTS

The composition of cash and cash equivalents is as follows:

By item	12.31.2024	12.31.2023
	ThCh$	ThCh$
Cash	360,472	552,062
Bank balances	139,876,935	119,335,228
Other fixed rate instruments	108,661,597	183,796,393
Cash and cash equivalents	248,899,004	303,683,683

Other fixed income instruments correspond primarily to investments in short-term instruments with good credit ratings, such as Time Deposits and Mutual Funds, which are highly liquid, with insignificant risk of change in value and easily converted into known amounts of cash. As of december 2024, an amount of CLP 6,878,230 is subject to restrictions on the use of cash and cash equivalents as it is committed to the purchase of real estate assets.

By currency	12.31.2024	12.31.2023
	ThCh$	ThCh$
USD	14,817,741	9,462,829
EUR	234,718	437,604
ARS	12,461,057	18,340,987
CLP	140,155,381	140,758,085
PYG	32,690,023	38,469,449
BRL	48,540,084	96,214,729
Cash and cash equivalents	248,899,004	303,683,683